Document and Entity Information	Nov. 05, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-37581
Entity Registrant Name	Aclaris Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0571712
Entity Address, Address Line One	701 Lee Road
Entity Address, Adress Line Two	Suite 103
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	324-7933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	ACRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001557746
Amendment Flag	false